Business (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended						72 Months Ended	81 Months Ended
	Sep. 30, 2013 item	Sep. 30, 2012	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2012	Sep. 30, 2013
Business
Number of business segments	1		1
Net loss	$ 30,757	$ 10,731	$ 14,562	$ 18,633	$ 18,948	$ 13,514	$ 20,556	$ 14,417	$ 100,630	$ 131,387
Accumulated deficit during the development stage			126,471	105,488					126,471
Common stock issued and sold in IPO (in shares)	8,740,000
Public offering price (in dollars per share)	$ 22.00
Shares issued on exercise of over-allotment option by underwriters	1,140,000
Net proceeds from IPO after deducting underwriting discounts and commissions and other offering expenses	$ 175,555									$ 175,555